CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 184,586	$ 169,560
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	52,180	48,572
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	33,913	31,944
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		16,978	19,575
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		61,566	46,933
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 19,949	$ 22,536

[1]	As of June 30, 2024, and 2023, 98% and 93% represent revenues in the United States.
[2]	Including Europe, Middle East and Africa.